DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	ekuo6xa*
FILER
PERIOD		06/30/2011
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	500 Fifth Avenue
		14th Floor
		New York, NY 10110

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	July 26, 2011
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Goldman Sachs Grp Inc                           38144x500     1114    44350 SH       Sole                                      44350
3M Company                     COM              88579Y101    20819   219496 SH       Sole                                     219496
A T & T Corp                   COM              00206R102    17297   550685 SH       Sole                                     550685
Agrium Inc                     COM              008916108    17865   203567 SH       Sole                                     203567
Alexco Resource Corp           COM              01535P106     4598   637735 SH       Sole                                     637735
Allied Nevada Gold Corp        COM              019344100    39844  1126493 SH       Sole                                    1126493
Amerigas Partners Inc          COM              030975106    11790   261836 SH       Sole                                     261836
Anadarko Petroleum Corp        COM              032511107    38612   503021 SH       Sole                                     503021
Apache Corp                    COM              037411105    27376   221864 SH       Sole                                     221864
Barrick Gold Corp              COM              067901108     1148    25355 SH       Sole                                      25355
Bristol Myers Squibb Co        COM              110122108    39008  1346948 SH       Sole                                    1346948
Canadian National Railroad     COM              136375102     1113    13930 SH       Sole                                      13930
Caterpillar Inc                COM              149123101    16169   151881 SH       Sole                                     151881
Chevron Texaco Corp            COM              166764100     1449    14086 SH       Sole                                      14086
Cliffs Natural Resources Corp  COM              18683K101    44366   479890 SH       Sole                                     479890
Colgate-Palmolive Co           COM              194162103     2614    29905 SH       Sole                                      29905
Commercial Metals Co.          COM              201723103     2597   180967 SH       Sole                                     180967
Con Edison Co Of NY            COM              209115104    13778   258797 SH       Sole                                     258797
Crown Cork & Seal Co Inc       COM              228368106      349     9000 SH       Sole                                       9000
CSX Corp                       COM              126408103    17634   672545 SH       Sole                                     672545
Deere & Co                     COM              244199105    24753   300219 SH       Sole                                     300219
Devon Energy Corp              COM              25179M103    36558   463873 SH       Sole                                     463873
Diageo Corp                    COM              25243Q205     1541    18821 SH       Sole                                      18821
Duke Energy Corp               COM              26441C105    17672   938489 SH       Sole                                     938489
Duncan Energy Partners         COM              265026104      407     9400 SH       Sole                                       9400
Enterprise Products Partners L COM              293792107    32825   759661 SH       Sole                                     759661
Exxon Mobil Corp               COM              30231G102     1741    21394 SH       Sole                                      21394
Freeport McMoran Copper & Gold COM              35671D857     6902   130477 SH       Sole                                     130477
Frontier Communications Corp   COM              35906A108    33122  4104389 SH       Sole                                    4104389
General Dynamics Corp          COM              369550108     4427    59412 SH       Sole                                      59412
General Electric Co            COM              369604103    12859   681803 SH       Sole                                     681803
General Mills Inc              COM              370334104    13288   357025 SH       Sole                                     357025
Goldcorp Inc.                  COM              380956409     6708   138970 SH       Sole                                     138970
H J Heinz Co                   COM              423074103    11003   206507 SH       Sole                                     206507
Hecla Mining Co                COM              422704106    24599  3198766 SH       Sole                                    3198766
Hess Corp                      COM              42809H107    26171   350064 SH       Sole                                     350064
Hugoton Royalty Trust          COM              444717102     8239   362313 SH       Sole                                     362313
Integrys Energy Group Inc      COM              45822p105     1358    26200 SH       Sole                                      26200
Intl Business Machines Corp    COM              459200101    11543    67285 SH       Sole                                      67285
ITT Industries Inc             COM              450911102    14969   254010 SH       Sole                                     254010
Johnson & Johnson              COM              478160104      762    11454 SH       Sole                                      11454
Kinder Morgan Energy Partners  COM              494550106     3623    49910 SH       Sole                                      49910
Linn Energy LLC                COM              536020100    29229   748115 SH       Sole                                     748115
Marathon Oil Corp              COM              565849106      434     8235 SH       Sole                                       8235
Merck & Co Inc                 COM              58933y105     5228   148134 SH       Sole                                     148134
Mesabi Trust                   COM              590672101      805    24050 SH       Sole                                      24050
Molycorp Inc                   COM              608753109    30616   501405 SH       Sole                                     501405
Mosaic Company                 COM              61945c103    10935   161454 SH       Sole                                     161454
New Gold Inc                   COM              644535106    49647  4824745 SH       Sole                                    4824745
Norfolk & Southern Corp        COM              655844108    13698   182804 SH       Sole                                     182804
Northrop Grumman Corp          COM              666807102    15607   225052 SH       Sole                                     225052
Novartis AG-Sponsored ADR      COM              66987V109     6655   108905 SH       Sole                                     108905
Nucor Corp                     COM              670346105      426    10325 SH       Sole                                      10325
Occidental Petroleum Corp      COM              674599105     3629    34879 SH       Sole                                      34879
Pan American Silver Corp       COM              697900108      232     7500 SH       Sole                                       7500
Pepsico Inc                    COM              713448108     9152   129942 SH       Sole                                     129942
Permian Basin Royalty Trust    COM              714236106     9199   425110 SH       Sole                                     425110
Potash Corp                    COM              73755L107    12253   215010 SH       Sole                                     215010
RIO Tinto PLC                  COM              767204100      793    10960 SH       Sole                                      10960
San Juan Basin Royalty Tr      COM              798241105      756    31350 SH       Sole                                      31350
Sandisk Corp                   COM              80004C101      590    14225 SH       Sole                                      14225
Silver Wheaton Corp            COM              828336107    22928   694782 SH       Sole                                     694782
South Jersey Industries        COM              838518108      464     8550 SH       Sole                                       8550
Southern Co                    COM              842587107     4993   123655 SH       Sole                                     123655
Spectra Energy Corp            COM              847560109      444    16215 SH       Sole                                      16215
Street Tracks Gold Trust       COM              78463v107    22375   153255 SH       Sole                                     153255
Teekay Offshore Partners L.P.  COM              y8565j101     7315   249230 SH       Sole                                     249230
Union Pacific Corp             COM              907818108     5802    55572 SH       Sole                                      55572
United Technologies            COM              913017109      446     5040 SH       Sole                                       5040
Weingarten Realty SBI          COM              948741103     1165    46292 SH       Sole                                      46292
Xcel Energy Inc                COM              98389B100     3319   136585 SH       Sole                                     136585
Yukon Nevada Gold Corp         COM              98849q101     2517  6064700 SH       Sole                                    6064700